Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,996,000.00
Previously Paid Amount	0.00
Total Fee Amount	275.65
Total Offset Amount	0.00
Net Fee	275.65
Narrative - Max Aggregate Offering Price	$ 1,996,000.00
Final Prospectus	true